Financial Instruments (Schedule of Carrying Amounts of Recognized Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross amounts of recognized financial assets (liabilities) [Member]
Financial assets
Trade receivables	₪ 136	₪ 160
Financial liabilities
Trade payables and accrued expenses	(108)	(144)
Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position [Member]
Financial assets
Trade receivables	(89)	(125)
Financial liabilities
Trade payables and accrued expenses	89	125
Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position [Member]
Financial assets
Trade receivables	47	35
Financial liabilities
Trade payables and accrued expenses	₪ (19)	₪ (19)